Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–4.88%
Invesco Global Real Estate Income Fund, Class R6	2.45%	$37,067,177	$5,961,836	$—	$790,738	$—	$298,339	5,553,834	$43,819,751
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.43%	44,432,842	6,879,412	(7,502,349)	561,138	(958,801)	—	5,827,146	43,412,242
Total Alternative Funds		81,500,019	12,841,248	(7,502,349)	1,351,876	(958,801)	298,339		87,231,993
Domestic Equity Funds–34.40%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.32%	78,342,256	5,165,275	(10,293,245)	5,591,179	(1,606,134)	—	2,896,785	77,199,331
Invesco Main Street Small Cap Fund, Class R6	3.78%	64,862,518	2,319,149	(2,196,356)	1,951,179	600,760	—	3,642,786	67,537,250
Invesco NASDAQ 100 ETF(c)	3.29%	—	56,941,586	—	1,971,705	—	—	446,279	58,913,291
Invesco Russell 1000® Dynamic Multifactor ETF(c)	9.00%	144,951,442	14,425,103	(11,334,346)	12,831,213	4,443	679,744	3,460,483	160,877,855
Invesco S&P 500® Low Volatility ETF	6.42%	120,076,343	4,823,910	(7,078,611)	(2,129,634)	(924,867)	685,985	1,839,217	114,767,141
Invesco S&P 500® Pure Growth ETF	3.27%	78,535,648	10,506,447	(29,476,744)	204,299	(1,211,364)	431,583	387,444	58,558,286
Invesco S&P 500® Pure Value ETF	2.29%	44,096,208	6,000,114	(8,705,932)	(262,150)	(235,901)	299,256	538,766	40,892,339
Invesco S&P SmallCap Low Volatility ETF	—	18,093,313	865,283	(18,222,405)	(4,151,945)	3,415,754	138,479	—	—
Invesco Value Opportunities Fund, Class R6	2.03%	33,327,823	7,009,136	(3,314,323)	(579,802)	(175,878)	—	2,361,130	36,266,956
Total Domestic Equity Funds		582,285,551	108,056,003	(90,621,962)	15,426,044	(133,187)	2,235,047		615,012,449
Fixed Income Funds–37.28%
Invesco 1-30 Laddered Treasury ETF	6.06%	116,952,935	6,088,121	(19,565,064)	8,622,899	(3,789,506)	675,760	3,615,133	108,309,385
Invesco Core Plus Bond Fund, Class R6	7.09%	139,223,830	2,783,369	(16,637,913)	5,816,036	(4,471,708)	1,578,287	13,758,264	126,713,614
Invesco Fundamental High Yield® Corporate Bond ETF	—	52,619,655	754,968	(53,381,756)	7,038,494	(7,031,361)	520,526	—	—
Invesco High Yield Fund, Class R6	5.17%	—	91,355,560	—	1,073,091	—	142,791	26,868,794	92,428,651
Invesco Income Fund, Class R6	0.97%	29,465,072	1,849,728	(14,297,166)	280,215	126,024	406,855	2,503,430	17,423,873
Invesco International Bond Fund, Class R6	4.04%	40,946,508	32,068,671	(1,721,825)	1,106,879	(134,142)	437,748	16,728,262	72,266,091
Invesco Master Loan Fund, Class R6	3.51%	61,671,579	1,273,419	—	(148,307)	—	1,262,813	4,153,001	62,796,691
Invesco Taxable Municipal Bond ETF(c)	5.59%	110,374,393	3,062,671	(18,251,046)	9,518,134	(4,722,621)	1,019,761	3,719,551	99,981,531
Invesco Variable Rate Investment Grade ETF	4.85%	82,316,818	9,450,996	(5,054,658)	5,096	(9,218)	1,133,828	3,507,647	86,709,034
Total Fixed Income Funds		633,570,790	148,687,503	(128,909,428)	33,312,537	(20,032,532)	7,178,369		666,628,870
Foreign Equity Funds–23.03%
Invesco EQV Emerging Markets All Cap Fund, Class R6	2.53%	60,131,424	149,626	(19,614,526)	11,051,273	(6,567,367)	—	1,350,192	45,150,430
Invesco Developing Markets Fund, Class R6	2.27%	54,069,319	116,407	(19,261,184)	14,248,079	(8,600,026)	—	1,043,534	40,572,595
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.02%	—	35,026,840	—	1,081,784	—	—	819,533	36,108,624
Invesco Global Fund, Class R6	6.67%	121,791,336	—	(18,948,333)	18,120,242	(1,686,100)	—	1,382,923	119,277,145
Invesco Global Infrastructure Fund, Class R6	0.99%	16,646,992	959,932	(118,920)	231,472	(5,359)	94,277	1,502,470	17,714,117
Invesco International Select Equity Fund, Class R6	—	25,619,103	611,669	(27,408,887)	3,845,243	(2,667,122)	—	1	6
Invesco International Small-Mid Company Fund, Class R6	1.78%	47,006,750	—	(18,464,434)	6,167,963	(2,880,958)	—	756,580	31,829,321
Invesco Oppenheimer International Growth Fund, Class R6	1.81%	—	31,054,445	—	1,225,950	—	—	881,978	32,280,395
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Invesco RAFI™ Strategic Developed ex-US ETF	—	$64,145,682	$407,318	$(66,528,430)	$617,952	$1,357,478	$—	—	$—
Invesco S&P Emerging Markets Low Volatility ETF	3.48%	30,174,601	31,184,834	—	914,271	—	197,584	2,680,745	62,273,706
Invesco S&P International Developed Low Volatility ETF	1.48%	16,531,856	9,608,187	(163,489)	560,408	(8,952)	206,069	969,591	26,528,010
Total Foreign Equity Funds		436,117,063	109,119,258	(170,508,203)	58,064,637	(21,058,406)	497,930		411,734,349
Money Market Funds–0.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)	0.11%	881,353	63,905,291	(62,781,177)	—	—	18,168	2,005,467	2,005,467
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)	0.03%	629,856	45,646,637	(45,793,651)	(183)	141	15,693	482,704	482,800
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)	0.13%	1,007,261	73,034,618	(71,749,916)	—	—	26,109	2,291,963	2,291,963
Total Money Market Funds		2,518,470	182,586,546	(180,324,744)	(183)	141	59,970		4,780,230
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,741,845,706)	99.86%	1,735,991,893	561,290,558	(577,866,686)	108,154,911	(42,182,785)	10,269,655		1,785,387,891

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.62%
Invesco Private Government Fund, 4.78%(d)(e)	0.73%	12,955,466	24,177,083	(24,014,369)	—	—	149,006(f)	13,118,180	13,118,180
Invesco Private Prime Fund, 4.98%(d)(e)	1.89%	33,314,057	52,609,229	(52,180,407)	(14,441)	4,024	405,319(f)	33,732,462	33,732,462
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,858,418)	2.62%	46,269,523	76,786,312	(76,194,776)	(14,441)	4,024	554,325		46,850,642
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,788,704,124)	102.48%	$1,782,261,416	$638,076,870	$(654,061,462)	$108,140,470	$(42,178,761)	$10,823,980		$1,832,238,533
OTHER ASSETS LESS LIABILITIES	(2.48)%								(44,311,080)
NET ASSETS	100.00%								$1,787,927,453
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	June-2023	$9,309,937	$556,199	$556,199
MSCI Emerging Markets Index	6	June-2023	298,650	11,869	11,869
Nikkei 225 Index	1	June-2023	211,184	(131)	(131)
S&P/TSX 60 Index	1	June-2023	178,942	4,477	4,477
SPI 200 Index	1	June-2023	120,171	2,103	2,103
STOXX Europe 600 Index	23	June-2023	566,841	12,197	12,197
Subtotal				586,714	586,714
Interest Rate Risk
Canada 10 Year Bonds	69	June-2023	6,441,021	260,888	260,888
EURO-BTP	83	June-2023	10,383,056	423,963	423,963
Euro-Bund	49	June-2023	7,218,605	281,645	281,645
Euro-OAT	92	June-2023	12,993,567	485,899	485,899
Japan 10 year Bonds	45	June-2023	50,200,715	891,358	891,358
Long Gilt	111	June-2023	14,151,666	421,743	421,743
Subtotal				2,765,496	2,765,496
Total Futures Contracts				$3,352,210	$3,352,210

(a)	Futures contracts collateralized by $898,364 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,780,607,661	$—	$—	$1,780,607,661
Money Market Funds	4,780,230	46,850,642	—	51,630,872
Total Investments in Securities	1,785,387,891	46,850,642	—	1,832,238,533
Other Investments - Assets*
Futures Contracts	3,352,341	—	—	3,352,341
Other Investments - Liabilities*
Futures Contracts	(131)	—	—	(131)
Total Other Investments	3,352,210	—	—	3,352,210
Total Investments	$1,788,740,101	$46,850,642	$—	$1,835,590,743

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Moderate Investor Fund